Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Schedule of Convertible Preferred Stock

Convertible preferred stock at September 30, 2023, August 10, 2023, and December 31, 2022, is as follows:

	September 30,	August 10,	December 31,
Series	2023	2023	2022
Series A-1 preferred stock, $0.001 par value per share. Issued, and outstanding 0 and 131,797 shares at September 30, 2023, and December 31, 2022, respectively	$—	$6,065	$6,065
Series A-2 preferred stock, $0.001 par value per share. Issued, and outstanding 0 and 576,126 shares at September 30, 2023, and December 31, 2022, respectively	—	8,976	8,976
Series A-3 preferred stock, $0.001 par value per share. Issued, and outstanding 0 and 612,822 shares at September 30, 2023, and December 31, 2022, respectively	—	10,611	10,611
Series A-4 preferred stock, $0.001 par value per share. Issued, and outstanding 0 and 127,787 shares at September 30, 2023, and December 31, 2022, respectively	—	1,993	1,993
Series A-5 preferred stock, $0.001 par value per share. Issued and outstanding 0 shares at September 30, 2023;authorized 734,533, issued and outstanding 730,320 and December 31, 2022	—	12,858	12,858
Series A-6 preferred stock, $0.001 par value per share. Issued and outstanding 0 shares at September 30, 2023; authorized 805,848, issued and outstanding 800,657 at December 31, 2022	—	15,476	15,476
Series B preferred stock, $0.001 par value per share. Issued and outstanding 0 shares at September 30, 2023; authorized 7,021,678, issued and outstanding 6,984,971 at December 31, 2022, respectively	—	84,637	84,528
Series B-1 preferred stock, $0.001 par value per share. Issued, and outstanding 0 shares at September 30, 2023, authorized, issued and outstanding 1,659,672 at and December 31, 2022	—	23,500	23,499
Series B-2 preferred stock, $0.001 par value per share. Issued and outstanding 0 and 706,243 shares at September 30, 2023, and December 31, 2022, respectively	—	—	—
Series B-3 preferred stock, $0.001 par value per share. Issued and outstanding 0 and 0 shares at September 30, 2023, and December 31, 2022, respectively	—	39,858	—
Total convertible preferred stock	$—	$203,974	$164,006

The following table summarizes activity in convertible preferred stock in the nine months ended September 30, 2023, and 2022.

	Balance at		Retirements /	Balance at
Series	December 31, 2022	Issuances	Conversions	September 30, 2023
Series A-1	$6,065	$—	$(6,065)	$—
Series A-2	8,976	—	(8,976)	—
Series A-3	10,611	—	(10,611)	—
Series A-4	1,993	—	(1,993)	—
Series A-5	12,858	—	(12,858)	—
Series A-6	15,476	—	(15,476)	—
Series B	84,528	109	(84,637)	—
Series B-1	23,499	1	(23,500)	—
Series B-2	—	—	—	—
Series B-3	—	39,858	(39,858)	—
Total convertible preferred stock	$164,006	$39,968	$(203,974)	$—

	Balance at		Balance at
Series	December 31, 2021	Issuances	September 30, 2022
Series A-1	$6,065	$—	$6,065
Series A-2	8,976	—	8,976
Series A-3	10,611	—	10,611
Series A-4	1,993	—	1,993
Series A-5	12,858	—	12,858
Series A-6	15,476	—	15,476
Series B	84,528	—	84,528
Series B-1	20,000	3,499	23,499
Total convertible preferred stock	$160,507	$3,499	$164,006

Convertible preferred stock, net of issuance costs, at December 31, 2022 and 2021, is as follows:

	December 31,
Series	2022	2021
Series A‑1 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 131,797 shares at December 31, 2022 and 2021	$6,065	$6,065
Series A‑2 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 576,126 shares at December 31, 2022 and 2021	8,976	8,976
Series A‑3 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 612,822 shares at December 31, 2022 and 2021	10,611	10,611
Series A‑4 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 127,787 shares at December 31, 2022 and 2021	1,993	1,993
Series A‑5 preferred stock, $0.001 par value per share. Authorized 734,533 shares; issued and outstanding 730,320 shares at December 31, 2022 and 2021	12,858	12,858
Series A‑6 preferred stock, $0.001 par value per share. Authorized 805,848 shares; issued and outstanding 800,657 shares at December 31, 2022 and 2021	15,476	15,476
Series B preferred stock, $0.001 par value per share. Authorized 7,021,678 shares; issued and outstanding 6,984,971 and 6,984,971 shares at December 31, 2022 and 2021, respectively	84,528	84,528
Series B‑1 preferred stock, $0.001 par value per share. Authorized 1,659,672 shares; issued and outstanding 1,659,672 and 1,412,487 shares at December 31, 2022 and 2021, respectively	23,499	20,000
Series B‑2 preferred stock, $0.001 par value per share. Authorized 1,765,609 shares; issued and outstanding 706,243 and 0 shares at December 31, 2022 and 2021, respectively	—	—
Series B‑3 preferred stock, $0.001 par value per share. Authorized 8,474,924 shares; issued and outstanding 0 at shares at December 31, 2022 and 2021	—	—
Total convertible preferred stock	$164,006	$160,507

Schedule of Warrants Outstanding

Warrants outstanding at September 30, 2023, and December 31, 2022, are as follows:

	September 30,	December 31,
	2023	2022
Public Warrants	8,333,272	—
Private Placement Warrants	5,933,333	—
Series B-3 Warrants	—	15,819,000
Total warrants	14,266,605	15,819,000

Warrants to purchase convertible preferred stock at September 30, 2023, and December 31, 2022, are as follows:

	September 30,	December 31,
Series	2023	2022
Series A-5 preferred stock, $17.81 exercise price	—	4,213
Series A-6 preferred stock, $20.23 exercise price	—	5,190
Series B preferred stock, $0.41 exercise price	—	36,707
Series B-3 preferred stock, $2.03 exercise price	—	2,824,974
Total warrants	—	2,871,084

The following table summarizes activity in warrants to purchase preferred stock in the nine months ended September 30, 2023. There was no activity in the nine months ended September 30, 2022.

	Balance at			Retirements /	Balance at
Series	December 31, 2022	Exercises	Issuances	Conversions	September 30, 2023
Series A-5	4,213	—	—	(4,213)	—
Series A-6	5,190	—	—	(5,190)	—
Series B	36,707	(11,123)	—	(25,584)	—
Series B-3	2,824,974	(4,771,642)	2,595,777	(649,109)	—

Issue Date	Equity Class	Quantity	Exercise Price	Initial Fair Value
08‑26‑2015	Series A‑5 Preferred Stock	3,370	$17.81	$54
10‑27‑2016	Series A‑5 Preferred Stock	842	$17.81	$10
06‑30‑2017	Series A‑6 Preferred Stock	4,449	$20.23	$102
11‑20‑2018	Series A‑6 Preferred Stock	741	$20.23	$12

Fair Value Measurement Inputs and Valuation Techniques	Assumptions used in the valuation are described below:The fair value of the Series B-2 Tranche Liability was determined using a Binomial Tranche Model. Both models incorporated the following significant assumptions for the respective valuation dates: